Business Combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combinations
29.	Business Combinations

Acquisition in 2016

Acquisition of M.T. Burn

On February 29, 2016, the Group acquired 50.5% of the voting shares of M.T. Burn Inc., (“M.T. Burn”), an unlisted company based in Japan, specialized in developing and providing a native mobile advertising platform, “Hike”. M.T. Burn became a consolidated subsidiary. The Group acquired M.T. Burn for the purpose of enhancing the Group’s knowledge and technological capability for advertisement. The final purchase price allocation of M.T. Burn was completed in the second quarter of 2016.

Assets acquired and liabilities assumed

The identifiable assets and liabilities of M.T. Burn, which are measured at fair value as of the date of acquisition except for limited exceptions in accordance with IFRS, were as follows:

(In millions of yen)

Fair value recognized on acquisition
Assets
Cash and cash equivalents	87
Trade receivables	83
Customer relationships	401
Software	26
Deferred tax assets	88
Other assets	1

686

Liabilities
Trade and other payables	78
Other financial liabilities, current	50
Other financial liabilities, non-current	210
Deferred tax liabilities	149
Other liabilities	13

500

Total identifiable net assets at fair value	186

Non-controlling interest	(92)
Goodwill	416

Total consideration	510

All consideration was paid in cash. The fair value of the trade receivables was 83 million yen. The gross contractual amounts of the trade receivables were not materially different from the fair value determined as part of the purchase price allocation.

Non-controlling interest in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at the present ownership interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets at the acquisition date.

Goodwill of 416 million yen represented the value of expected synergies arising from the acquisition and was allocated entirely to the LINE business and portal segment. Subsequently, in line with the change in the CGU for the year ended December 31, 2018, the goodwill was mainly allocated to the Core Business segment. None of the goodwill recognized was expected to be deductible for income tax purposes.

From the date of acquisition, M.T. Burn had contributed 252 million yen to revenue and had reduced profit from continuing operations of the Group by 1,305 million yen for the year ended December 31, 2016. If the combination had taken place on January 1, 2016, revenue for the Group would have been 140,841 million yen (unaudited) and profit from continuing operations for the Group would have been 9,076 million yen (unaudited) for the year ended December 31, 2016.

Acquisition related transaction costs of 5 million yen have been expensed and are included in “Other operating expenses” in the Group’s Consolidated Statements of Profit or Loss.

(In millions of yen)

Analysis of cash flows on acquisition:
Total consideration related to the acquisition	(510)
Net cash and cash equivalents acquired at the acquisition date	87

Net cash flows on acquisition (included in cash flows from investing activities)	(423)

Acquisition in 2017

Acquisition of NextFloor Group

On July 24, 2017, the Group acquired 51.0% of the voting shares of NextFloor Corporation. (“NextFloor”), an unlisted company based in Korea, specializing in developing and publishing smartphone games. As a result of the acquisition, the Group obtained control, and NextFloor and its subsidiaries (“NextFloor Group”) became consolidated subsidiaries of the Group. The Group acquired NextFloor for the purpose of acquiring an organizational structure to develop and operate mainly middle core game contents. The valuation of the fair values of the assets acquired and the liabilities assumed was completed in the fourth quarter of 2017 and unchanged as compared the preliminary assessment at the time of acquisition.

Assets acquired and liabilities assumed

The identifiable assets and liabilities of NextFloor Group, which are measured at fair value as of the date of acquisition except for limited exceptions in accordance with IFRS, were as follows:

(In millions of yen)
Fair value recognized on acquisition
Assets
Cash and cash equivalents	1,946
Trade receivables	335
Other financial assets, current	307
Other financial assets, non-current	754
Property and equipment	145
Intangible assets
Software	153
Publishing rights	1,640
Other intangible assets	277
Investments in associates	805
Other assets	320

6,682

Liabilities
Trade and other payables	404
Other financial liabilities, current	123
Other financial liabilities, non-current	63
Deferred tax liabilities	391
Other liabilities	264

1,245

Total identifiable net assets at fair value	5,437

Non-controlling interest	(2,664)
Goodwill	3,154

Total consideration	5,927

All consideration was paid in cash except for the loan receivables of 1,976 million yen from NextFloor to the Group, which was converted into the common shares of NextFloor. The fair value of the trade receivables was 335 million yen. The gross contractual amounts of the trade receivables were not materially different from the fair value determined as part of the purchase price allocation.

Non-controlling interest in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at the present ownership interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets at the acquisition date.

Goodwill of 3,154 million yen represented the value of expected synergies arising from the acquisition and was allocated entirely to the LINE business and portal segment. Subsequently, in line with the change in the CGU for the year ended December 31, 2018, the goodwill was mainly allocated to the Core Business segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

From the date of acquisition, NextFloor Group had contributed 1,058 million yen to the revenue of the Group and had reduced profit from continuing operations of the Group by 947 million yen.

Transaction costs of 18 million yen have been expensed and are included in “Other operating expenses” in the Group’s Condensed Consolidated Statement of Profit or Loss.

(In millions of yen)

Analysis of cash flows on acquisition:
Total consideration related to the acquisition	(5,927)
Debt equity swap	1,976
Net cash and cash equivalents acquired at the acquisition date	1,946

Net cash flows on acquisition (included in cash flows from investing activities)	(2,005)

Acquisition of FIVE Inc.

On December 15, 2017, the Group acquired 100.0% of the voting shares of FIVE Inc. (“FIVE”), an unlisted company based in Japan, and FIVE became a consolidated subsidiary of the Group. FIVE is specialized in developing, selling and operating a video advertising platform for smartphones. The Group acquired FIVE for the purpose of utilizing FIVE’s technological capability and resources for video advertisement and enhancing the Group’s video advertising for LINE services such as “LINE Ads Platform”. The valuation of the fair values of the assets acquired and the liabilities assumed was completed in the fourth quarter of 2017.

Assets acquired and liabilities assumed

The identifiable assets and liabilities of FIVE, which are measured at fair value as of the date of acquisition except for limited exceptions in accordance with IFRS, were as follows:

(In millions of yen)
Fair value recognized on acquisition
Assets
Cash and cash equivalents	231
Trade and other receivables, current	307
Other financial assets, non-current	10
Property and equipment	9
Technology	391
Other assets	7

955

Liabilities
Trade and other payables	288
Other financial liabilities, current	50
Deferred tax liabilities	123
Other liabilities	44

505

Total identifiable net assets at fair value	450

Goodwill	4,996

Total consideration	5,446

All consideration was paid in cash. The fair value of the trade receivables was 306 million yen. The gross contractual amounts of the trade receivables were not materially different from the fair value determined as part of the purchase price allocation.

Goodwill of 4,996 million yen represented the value of expected synergies arising from the acquisition and was allocated entirely to the LINE business and portal segment. Subsequently, in line with the change in the CGU for the year ended December 31, 2018, the goodwill was mainly allocated to the Core Business segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

From the date of acquisition, FIVE had contributed 68 million yen to the revenue of the Group and had reduced profit from continuing operations of the Group by 4 million yen.

Transaction costs of 11 million yen have been expensed and are included in “Other operating expenses” in the Group’s Consolidated Statements of Profit or Loss.

(In millions of yen)

Analysis of cash flows on acquisition:
Total consideration related to the acquisition	(5,446)
Net cash and cash equivalents acquired at the acquisition date	231

Net cash flows on acquisition (included in cash flows from investing activities)	(5,215)

If the business combinations of NextFloor Group and FIVE had taken place on January 1, 2017, revenue for the Group would have been 168,915 million yen (unaudited) and the profit from continuing operations for the Group would have been 6,701 million yen (unaudited) for the year ended December 31, 2017.

Other business combinations

There were no other significant business combinations for the year ended December 31, 2017.

Acquisition in 2018

There were no other significant business combinations individually or in aggregate during the year ended December 31, 2018.